Schedule of other expenses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Expenses
Marketing expenses	$ 20,667	$ 28,235	$ 66,619
Penalty	3,145	4,297	58,430
Professional fees	454,958	621,563	235,596
Allowance for credit loss	1	1
Referral fee	427,927	584,634
Intangible assets write-off			142,500
Other expenses	140,395	191,804	189,276
Revenue	$ 1,047,093	$ 1,430,534	$ 692,421